Derivative Instruments and Hedging Activities, Pro Forma Impact - Offsetting Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivative Asset [Abstract]
Pro forma net presentation, asset	$ 119.5
Gross asset	127.1	$ 60.2
Pro forma net presentation, asset, total	119.5	55.8
Counterparties with Offsetting Position [Member]
Derivative Asset [Abstract]
Gross asset	121.1	35.5
Gross liability	7.6	4.4
Pro forma net presentation, asset	113.5	31.1
Counterparties without Offsetting Position [Member]
Derivative Asset [Abstract]
Gross asset	6.0	24.7
Current Position [Member]
Derivative Asset [Abstract]
Gross asset	92.2	44.4
Pro forma net presentation, asset, current	87.0	40.0
Current Position [Member] | Counterparties with Offsetting Position [Member]
Derivative Asset [Abstract]
Gross asset	86.9	35.5
Gross liability	5.2	4.4
Pro forma net presentation, asset	81.7	31.1
Current Position [Member] | Counterparties without Offsetting Position [Member]
Derivative Asset [Abstract]
Gross asset	5.3	8.9
Long-term Position [Member]
Derivative Asset [Abstract]
Gross asset	34.9	15.8
Pro forma net presentation, asset, noncurrent	32.5	15.8
Long-term Position [Member] | Counterparties with Offsetting Position [Member]
Derivative Asset [Abstract]
Gross asset	34.2	0.0
Gross liability	2.4	0.0
Pro forma net presentation, asset	31.8	0.0
Long-term Position [Member] | Counterparties without Offsetting Position [Member]
Derivative Asset [Abstract]
Gross asset	$ 0.7	$ 15.8